UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number               811-09174
                                  ----------------------------------------------


                             Aegis Value Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               1100 N. Glebe Road, Suite 1040, Arlington, VA 22201
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                              Aegis Financial Corp.
               1100 N. Glebe Road, Suite 1040, Arlington, VA 22201
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:   (703) 528-7788
                                                   -----------------------------

Date of fiscal year end:      8/31
                        ------------------

Date of reporting period:   5/31/07
                         -----------------

Item 1.  SCHEDULE OF INVESTMENTS.

                                   Aegis Value
                  SCHEDULE OF INVESTMENTS - As of May 31, 2007
                                   (Unaudited)



                                                          Shares   Market Value
                                                          ------   ------------


Common Stock - 70.5%
--------------------
Consumer Discretionary - 23.1%
------------------------------
   Auto Components - 4.6%
   ----------------------
   Exide Technologies (1)                                 615,416  $  4,837,170
   Superior Industries International, Inc.                650,600    14,690,547
                                                                   ------------
                                                                     19,527,717
                                                                   ------------
   Automobiles - 0.7%
   ------------------
   Coachmen Industries, Inc.                              174,800     1,795,196
   National R.V. Holdings, Inc. (1)(2)                    719,995     1,144,792
                                                                   ------------
                                                                      2,939,988
                                                                   ------------
   Distributors - 5.2%
   -------------------
   Advanced Marketing Services, Inc. (1)                   78,300           783
   Audiovox Corp. (1)                                   1,018,094    13,673,001
   Handleman Co. (2)                                    1,195,900     8,419,136
                                                                   ------------
                                                                     22,092,920
                                                                   ------------
   Hotels, Restaurants & Leisure - 1.6%
   ------------------------------------
   Archon Corp. (1)                                        12,405       669,870
   Bowl America, Inc.                                       9,481       159,755
   J. Alexander's Corp.                                   130,720     1,771,256
   Lodgian, Inc. (1)                                      158,300     2,404,577
   Luby's Inc. (1)                                          8,367        80,658
   Nathan's Famous, Inc. (1)                              132,400     1,986,000
                                                                   ------------
                                                                      7,072,116
                                                                   ------------
   Household Durables - 3.5%
   -------------------------
   Bassett Furniture Industries, Inc.                     579,220     8,311,807
   Comstock Homebuilding Companies, Inc. (1)              602,811     1,898,855
   Dominion Homes, Inc. (1)(2)                            820,000     4,042,600
   Enesco Group, Inc. (1)(2)                              765,500        15,310
   National Presto Industries, Inc.                        15,000       909,300
                                                                   ------------
                                                                     15,177,872
                                                                   ------------
   Leisure Equipment & Products - 1.8%
   -----------------------------------
   Head NV                                              1,881,000     7,561,620
                                                                   ------------
   Multiline Retail - 2.6%
   -----------------------
   Dillard's, Inc.                                        152,300     5,528,490
   Duckwall-ALCO Stores, Inc. (1)                         140,100     5,561,970
                                                                   ------------
                                                                     11,090,460
                                                                   ------------
   Specialty Retail - 0.1%
   -----------------------
   Pep Boys - Manny, Moe & Jack                            21,200       451,560
                                                                   ------------
   Textiles, Apparel & Luxury Goods - 3.0%
   ---------------------------------------
   Delta Apparel, Inc.                                    337,700     5,636,213
   Delta Woodside Industries, Inc. (1)(2)                 428,700         1,715
   Quaker Fabric Corp. (1)(2)                           1,680,000     1,898,400
   Tandy Brands Accessories, Inc.                         280,908     3,337,187
   Unifi, Inc. (1)                                        674,800     2,031,148
                                                                   ------------
                                                                     12,904,663
                                                                   ------------
     Total Consumer Discretionary                                    98,818,916
                                                                   ------------

Consumer Staples - 0.8%
-----------------------
   Food Products - 0.8%
   --------------------
   John B. Sanfilippo & Son, Inc. (1)                     325,238     3,597,132
                                                                   ------------

Energy - 2.5%
-------------
   Oil, Gas & Consumable Fuels - 2.5%
   ----------------------------------
   Callon Petroleum Co. (1)                               393,087     5,601,490
   Meridian Resource Corp. (1)                          1,695,309     4,967,255
   Top Tankers, Inc. (1)                                   48,700       299,505
                                                                   ------------
                                                                     10,868,250
                                                                   ------------
     Total Energy                                                    10,868,250
                                                                   ------------
Financials - 14.9%
------------------
   Capital Markets - 0.2%
   ----------------------
   BKF Capital Group, Inc. (1)                            331,200       798,192
                                                                   ------------
   Diversified Financial Services - 2.7%
   -------------------------------------
   California First National Bancorp. (2)                 569,683     8,795,906
   Medallion Financial Corp.                              250,140     2,859,100
                                                                   ------------
                                                                     11,655,006
                                                                   ------------
   Insurance - 10.6%
   -----------------
   Acceptance Insurance Companies, Inc. (1)               229,400           596
   MIIX Group, Inc. (1)                                   295,000         1,033
   PMA Capital Corp. (1)(2)                             2,344,424    24,944,672
   PXRE Group Ltd. (1)                                    709,800     3,300,570
   Quanta Capital Holdings Ltd. (1)                     2,467,213     5,008,442
   SCPIE Holdings, Inc. (1)                               390,826     8,363,676
   Specialty Underwriters' Alliance, Inc. (1)             453,684     3,652,156
                                                                   ------------
                                                                     45,271,145
                                                                   ------------
   Real Estate Investment Trusts - 0.0%
   ------------------------------------
   Vestin Realty Mortgage I, Inc.                          17,509       104,879
                                                                   ------------
   Real Estate Management & Development - 1.2%
   -------------------------------------------
   Consolidated-Tomoka Land Co.                             5,900       439,550
   MI Developments, Inc.                                  123,000     4,792,080
                                                                   ------------
                                                                      5,231,630
                                                                   ------------
   Thrifts & Mortgage Finance - 0.2%
   ---------------------------------
   B of I Holding, Inc. (1)                               132,204       979,632
                                                                   ------------
     Total Financials                                                64,040,484
                                                                   ------------
Health Care - 0.0%
------------------
   Health Care Providers & Services - 0.0%
   ---------------------------------------
   OCA, Inc. (1)(3)                                       579,400             0
                                                                   ------------

Industrials - 13.4%
-------------------
   Aerospace/Defense - 0.8%
   ------------------------
   Allied Defense Group, Inc. (1)(2)                      327,351     2,975,621
   Sypris Solutions, Inc.                                  35,008       288,816
                                                                   ------------
                                                                      3,264,437
                                                                   ------------
   Airlines - 5.1%
   ---------------
   Air France-KLM-ADR (4)                                  96,700     4,929,766
   Frontier Airlines Holdings, Inc. (1)                   200,000     1,214,000
   MAIR Holdings, Inc. (1)(2)                           1,210,922     8,016,304
   Mesa Air Group, Inc. (1)                             1,074,803     7,577,361
                                                                   ------------
                                                                     21,737,431
                                                                   ------------
   Machinery - 5.5%
   ----------------
   Quipp, Inc. (2)                                         78,300       563,760
   Tecumseh Products Co., Class A (1)(2)                1,028,681    16,428,036
   Tecumseh Products Co., Class B (1)(2)                  410,521     6,338,444
                                                                   ------------
                                                                     23,330,240
                                                                   ------------
   Marine - 0.9%
   -------------
   Excel Maritime Carriers Ltd.                            18,500       438,265
   International Shipholding Corp. (1)                    175,697     3,557,864
                                                                   ------------
                                                                      3,996,129
                                                                   ------------

   Road & Rail - 0.4%
   ------------------
   Covenant Transport, Inc. (1)                           162,209     1,828,095
                                                                   ------------
   Trading Companies & Distributors - 0.1%
   ---------------------------------------
   Huttig Building Products, Inc. (1)                      60,500       491,260
                                                                   ------------
   Transportation Infrastructure - 0.6%
   ------------------------------------
   Sea Containers Ltd. (1)(2)                           1,985,400     2,680,290
                                                                   ------------
     Total Industrials                                               57,327,882
                                                                   ------------
Information Technology - 3.1%
-----------------------------
   Internet Software & Services - 0.0%
   -----------------------------------
   LQ Corp., Inc. (1)                                      52,115        53,678
                                                                   ------------
   IT Services - 0.1%
   ------------------
   Technology Solutions Co. (1)                            41,429       301,603
                                                                   ------------
   Semiconductors & Semiconductor Equipment - 3.0%
   -----------------------------------------------
   Spansion, Inc. (1)                                   1,187,400    12,918,913
                                                                   ------------
     Total Information Technology                                    13,274,194
                                                                   ------------
Materials - 12.4%
-----------------
   Chemicals - 6.2%
   ----------------
   American Pacific Corp. (1)(2)                          669,534    11,027,225
   CF Industries Holdings, Inc.                           319,500    14,291,235
   Terra Industries, Inc. (1)                              76,300     1,479,457
                                                                   ------------
                                                                     26,797,917
                                                                   ------------
   Containers & Packaging - 1.0%
   -----------------------------
   Mod-Pac Corp. (1)(2)                                   152,667     1,508,350
   Peak International Ltd. (1)(2)                         881,401     2,617,761
                                                                   ------------
                                                                      4,126,111
                                                                   ------------
   Metals & Mining - 2.3%
   ----------------------
   Amerigo Resources Ltd.                                 445,000     1,081,350
   Northern Orion Resources, Inc. (1)                      28,400       154,496
   Ryerson Tull, Inc.                                     232,900     8,833,897
                                                                   ------------
                                                                     10,069,743
                                                                   ------------
   Paper & Forest Products - 2.9%
   ------------------------------
   Canfor Corp. (1)                                       690,900     8,449,707
   Pope & Talbot, Inc. (1)(2)                             910,000     3,803,800
                                                                   ------------
                                                                     12,253,507
                                                                   ------------
     Total Materials                                                 53,247,278
                                                                   ------------
Telecommunication Services - 0.3%
---------------------------------
   Diversified Telecommunication - 0.3%
   ------------------------------------
   IDT Corp.                                               10,000       120,500
   IDT Corp.  Class B                                      86,000     1,069,840
   Integrated Telecom Express, Inc. (1)(3)                308,300         3,083
                                                                   ------------
                                                                      1,193,423
                                                                   ------------
     Total Telecommunication Services                                 1,193,423
                                                                   ------------
Utilities - 0.0%
----------------
   Electric Utilities - 0.0%
   -------------------------
   Commerce Energy Group, Inc. (1)                         86,000       161,680
                                                                   ------------

Total Common Stock
  (Cost $302,627,187)                                               302,529,239
                                                                   ------------

Warrants - 0.4%
---------------
   Air France ADW 11/05/07 (1)                            106,300     1,791,155
                                                                   ------------
Total Warrants
  (Cost $167,954)                                                     1,791,155
                                                                   ------------

Investment Companies - 2.9%
---------------------------
   Canfor Pulp Income Fund                                 79,349     1,149,767
   Federated Prime Obligations Fund                    11,134,688    11,134,688
                                                                   ------------

Total Investment Companies
  (Cost $11,446,070)                                                 12,284,455
                                                                   ------------

Short Term Investments - 26.7%
------------------------------
   U.S. Treasury Bill 6/07/07 (4.79% Discount Rate)    15,000,000    14,988,025
   U.S. Treasury Bill 6/14/07 (4.615% Discount Rate)   15,000,000    14,975,002
   U.S. Treasury Bill 6/21/07 (4.685% Discount Rate)   15,000,000    14,960,958
   U.S. Treasury Bill 6/28/07 (4.61% Discount Rate)    10,000,000     9,965,425
   U.S. Treasury Bill 7/05/07 (4.575% Discount Rate)   20,000,000    19,913,583
   U.S. Treasury Bill 7/12/07 (4.695% Discount Rate)   25,000,000    24,866,324
   U.S. Treasury Bill 7/19/07 (4.655% Discount Rate)   15,000,000    14,906,900
                                                                   ------------


Total Short Term Investments
  (Cost $114,576,217)                                               114,576,217
                                                                   ------------


Total Investments - 100.5%
  (Cost $428,817,428) (5)                                           431,181,066
Liabilities less other Assets - (0.5)%                               (2,167,659)
                                                                   ------------
Net Assets - 100.0%                                                $429,013,407
                                                                   ============

(1) Non-income producing securities

(2) Affiliated Company - The fund is owner of more than 5% of the outstanding voting securities. See additional information on Investments in Affiliated Companies.

(3) Company is in liquidation and security is being fair valued according to policies and procedures approved by the Aegis Value Fund board of directors.

(4) ADR - American Depositary Receipt

(5) At May 31, 2007, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes was as follows:

         Cost of Investments                                  $ 428,877,454
                                                              -------------
         Gross unrealized appreciation                        $  79,752,207
         Gross unrealized depreciation                          (77,448,595)
                                                              -------------
         Net unrealized appreciation on investments           $   2,303,612

The difference between cost amounts, if any, for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Additional information on Investments in Affiliated Companies.

-------------------------------------------------------------------------------

Transactions during the period with companies which are or were affiliates are as follows:

                                                Value                                                          Value
                                              Beginning                         Sales         Dividend        End of
                                              of Period       Purchases       Proceeds         Income         Period
                                           -------------------------------------------------------------------------------
Allied Defense Group, Inc.                       4,874,733         888,460               0              0       2,975,621
American Pacific Corp.                           4,660,211               0          16,665              0      11,027,225
California First National Bancorp.               7,982,576               0           7,539        193,692       8,795,906
Delta Woodside Industries, Inc.                     68,592               0               0              0           1,715
Dominion Homes, Inc.                             4,633,000               0               0              0       4,042,600
Enesco Group, Inc.                                 309,393               0          12,600              0          15,310
Handleman Co.                                    3,243,838       4,967,497               0        131,800       8,419,136
MAIR Holdings, Inc.                              6,139,375               0               0              0       8,016,304
Mod-Pac Corp.                                      240,617       1,360,582               0              0       1,508,350
National R.V. Holdings, Inc.                     2,224,440         330,683               0              0       1,144,792
Peak International Ltd.                                  0       2,435,620               0              0       2,617,761
PMA Capital Corp.                               25,897,807               0       4,019,520              0      24,944,672
Pope & Talbot, Inc.                              4,857,050         152,653               0              0       3,803,800
Quaker Fabric Corp.                              2,464,000          86,440               0              0       1,898,400
Quipp, Inc.                                        630,315               0               0         11,745         563,760
Sea Containers Ltd.                              4,885,356               0         161,905              0       2,680,290
Tecumseh Products Co., Class A                           0      12,110,807               0              0      16,428,036
Tecumseh Products Co., Class B                           0       5,724,464               0              0       6,338,444

                                           -------------------------------------------------------------------------------
  Total                                        $73,111,303     $28,057,206      $4,218,229       $337,237    $105,222,122
                                           ===============================================================================

ITEM 2.  CONTROLS AND PROCEDURES.


(a)The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  EXHIBITS.

(a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Aegis Value Fund, Inc.

By (Signature and Title)  /s/William S. Berno
William S. Berno, President

Date:  July 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/William S. Berno
William S. Berno, President

Date:  July 30, 2007
By (Signature and Title) /s/Scott L. Barbee
Scott L. Barbee, Treasurer

Date:  July 30, 2007